Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2022	December 31, 2021
Gross carrying amount
Prepaid patented licenses	$1,038,205	$1,338,205
Computer software	223,858	31,667
	1,262,063	1,369,872

Less: accumulated amortization
Prepaid patented licenses	474,131	462,803
Computer software	35,227	26,813
	509,358	489,616

Intangible assets, net
Prepaid patented licenses	564,074	875,402
Computer software	188,631	4,854
Intangible assets, net	$752,705	$880,256

Schedule of amortization expense related to its finite-lived intangible assets
For the years ending December 31,	Amount
2023	$146,584
2024	138,956
2025	119,713
2026	119,713
2027	106,795
Thereafter	326,133
Total	$957,894